Commercial Loans (Tables)	3 Months Ended
Mar. 31, 2014
Commercial Loans [Abstract]
Schedule of Debt [Table Text Block]
Credit risk profile based on loan activity as of March 31, 2014 and December 31, 2013:

Performing loans	Developers – Residential	Developers – Commercial	Developers – Mixed Used	Other	Total Outstanding Loans
March 31, 2014	$13,795,950	$1,225,000	$525,000	$30,000	$15,575,950
December 31, 2013	$12,467,950	$1,750,000	$477,000	$—	$14,694,950